Income Tax (Details) $ in Millions	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Income Tax [Line Items]
Income tax rate (in Dollars)	$ (764,000)		$ (1,032,000)
Income tax percentage	16.50%	16.50%
Tax losses carried forward (in Dollars)				$ 830,000
SJFZ [Member]
Income Tax [Line Items]
Income tax percentage	8.25%	8.25%
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate (in Dollars)		$ 2
Applicable tax rate percentage	16.50%	16.50%
Hong Kong [Member] | SJFZ [Member]
Income Tax [Line Items]
Income tax rate (in Dollars)		$ 2